UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02605

Franklin U.S. Government Money Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 12/31/17

Item 1.	Reports to Stockholders.

Semiannual Report and Shareholder Letter December 31, 2017

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Franklin Templeton Investments

Gain From Our Perspective®

At Franklin Templeton Investments, we’re dedicated to one goal: delivering exceptional asset management for our clients. By bringing together multiple, world-class investment teams in a single firm, we’re able to offer specialized expertise across styles and asset classes, all supported by the strength and resources of one of the world’s largest asset managers. This has helped us to become a trusted partner to individual and institutional investors across the globe.

Dear Shareholder:

During the six months ended December 31, 2017, mostly upbeat economic data, improved corporate earnings and supportive monetary policies were positives for US securities markets. After two rate increases earlier in 2017, the US Federal Reserve (Fed) raised the target range for its benchmark federal funds rate 0.25% to 1.25%–1.50% at its December meeting amid ongoing labor market strength, rising economic activity and low inflation in the US. The Fed also announced a gradual monthly reduction in its balance sheet starting in January of 2018 as part of its ongoing plan to normalize monetary policy. As a result, the 10-year US Treasury yield began the period at 2.31% and rose to 2.40% at period-end. Fixed income markets, as measured by the Bloomberg Barclays US Aggregate Bond Index, posted a +1.24% total return for the six months ended December 31, 2017.1

Franklin U.S. Government Money Fund’s semiannual report includes more detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio manager. As always, we recommend investors consult their financial advisors and review their financial plan to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice and that advice is invaluable as investors navigate current market conditions.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your future investment needs.

Sincerely,

Rupert H. Johnson, Jr.

Chairman

Franklin U.S. Government Money Fund

This letter reflects our analysis and opinions as of December 31, 2017, unless otherwise indicated. The information is not a complete analysis of every aspect of any market, country, industry, security or fund. Statements of fact are from sources considered reliable.

1. Source: Morningstar.

See www.franklintempletondatasources.com for additional data provider information.

Not FDIC Insured | May Lose Value | No Bank Guarantee

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Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin U.S. Government Money Fund

We are pleased to bring you Franklin U.S. Government Money Fund’s semiannual report for the period ended December 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of current income as is consistent with preservation of shareholders’ capital and liquidity by investing through The U.S. Government Money Market Portfolio (the Portfolio) mainly in government securities, cash and repurchase agreements collateralized fully by government securities or cash.1 The Fund attempts to maintain a stable $1.00 share price.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Performance Overview

In December, the US Federal Reserve Board (Fed) raised interest rates to 1.25%–1.50%. Consequently, the Fund’s Class A share’s seven-day effective yield increased from 0.44% on June 30, 2017, to 0.65% on December 31, 2017, as shown in the Performance Summary on page 5.

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The US economy grew during the six months under review. The economy strengthened in 2017’s third quarter but moderated in the fourth quarter, as growth in consumer

Portfolio Composition

12/31/17

% of Total Net Assets
US Government and Agency Securities	81.4%
Repurchase Agreements	22.2%
Other Net Assets	(3.6)%

spending, business investment and government was partially offset by declines in inventories. The manufacturing and services sectors expanded during the period. The unemployment rate declined from 4.4% in June 2017 to 4.1% at period-end.2 Monthly retail sales were volatile but positive on average during the period. Annual inflation, as measured by the Consumer Price Index, increased from 1.6% in June 2017 to 2.1% at period-end.2

The US Federal Reserve (Fed) kept its target range for the federal funds unchanged at its meetings in the July-November period and began reducing its balance sheet in October. Minutes of its October 31–November 1 meeting indicated the Fed continued to maintain a positive outlook for the US economy and signaled the possibility of a third rate hike in 2017, though concerns about the ongoing softness in inflation remained. At its December meeting, the Fed raised its target range for the federal funds rate 0.25% to 1.25%–1.50%, as widely anticipated by the market. The Fed also confirmed that the monthly balance sheet reduction would increase from $10 billion to $20 billion beginning in January 2018.

The 10-year Treasury yield, which moves inversely to its price, shifted throughout the period. The yield rose in July, supported by hawkish comments from key central bankers around the world. Easing concerns about Hurricane Irma’s economic impact, the Fed’s balance sheet normalization beginning in October and strong economic data also pushed the yield higher. However, several factors weighed on the Treasury yield at certain points during the period, including tensions between the US and North Korea; uncertainty on whether the Fed would raise rates in December 2017; and the appointment of Jerome

1. Although U.S. government-sponsored entities may be chartered by acts of Congress, their securities are neither issued nor guaranteed by the U.S. government. Please see the Fund’s prospectus for a detailed discussion regarding various levels of credit support for government agency or instrumentality securities. The Fund’s yield and share price are not guaranteed and will vary with market conditions.

2. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).

The SOI begins on page 9.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Powell, viewed as more dovish than other contenders, as the next Fed chair. Near period-end, the Senate’s approval of a budget plan and the subsequent passage of the tax bill drove the yield higher. Overall, the 10-year Treasury yield rose from 2.31% at the beginning of the period to 2.40% at period-end.

Investment Strategy

Consistent with our strategy, we seek to invest, through the Portfolio, mainly in US government securities, cash and repurchase agreements collateralized fully by government securities or cash. We maintain a dollar-weighted average portfolio maturity of 60 days or less and a dollar-weighted average life of 120 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund’s cash in derivatives or other relatively volatile securities that we believe involve undue risk.

Manager’s Discussion

With the Fed raising interest rates in December, short-term interest rates have increased from a very low level. Although money market yields remained pressured, they have risen ever so slightly into the year-end. We continued to invest the Portfolio’s assets in high quality, short-term securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

The foregoing information reflects our analysis, opinions and portfolio holdings as of December 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Performance Summary as of December 31, 2017

		Seven-Day Annualized Yield[1]
Share Class (Symbol)	Seven-Day Effective Yield [1,2]	(with waiver)	(without waiver)
A (FMFXX)	0.65%	0.65%	0.65%

Performance data represent past performance, which does not guarantee future results. Investment return will fluctuate. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Total Annual Operating Expenses2

Share Class

A	0.53%

1. The Fund has a voluntary fee waiver that may be modified or discontinued at any time, and without further notice. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower. There is no guarantee the Fund will be able to avoid a negative yield.

2. The seven-day effective yield assumes compounding of daily dividends, if any.

3. The figure is as stated in the Fund’s current prospectus, does not include the voluntary fee waiver, and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

Annualized and effective yields are for the seven-day period ended 12/31/17. The Fund’s average weighted life and average weighted maturity were each 40 days. Yield reflects Fund expenses and fluctuations in interest rates on Portfolio investments.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual (actual return after expenses)		Hypothetical (5% annual return before expenses)

Share Class	Beginning Account Value 7/1/17	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Ending Account Value 12/31/17	Expenses Paid During Period 7/1/17–12/31/17[1,2]	Annualized Expense Ratio[2]

A	$1,000	$1,002.50	$2.78	$1,022.43	$2.80	0.55%
R6	$1,000	$1,002.90	$2.37	$1,022.84	$2.40	0.47%

1. Expenses are equal to the annualized expense ratio, which includes the net expenses incurred by the Portfolio, for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/365 to reflect the one-half year period.

2. Reflects expenses after voluntary fee waivers and expense reimbursements.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Highlights

	Six Months Ended December 31, 2017	Year Ended June 30,
	(unaudited)	2017	2016	2015	2014	2013
Class A
Per share operating performance
(for a share outstanding throughout the period)

Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.002	0.001	—	—	—	—

Less distributions from net investment income.	(0.002)	(0.001)	—	—	—	—

Net asset value, end of period	$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	0.25%	0.07%	—%	—%	—%	—%

Ratios to average net assets[b]

Expenses before waiver and payments by affiliates[c]	0.55%	0.53%	0.56%	0.58%	0.57%	0.61%

Expenses net of waiver and payments by affiliates[c]	0.55%	0.43%	0.21%	0.09%	0.08%	0.13%

Net investment income	0.50%	0.07%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$2,294,767	$2,272,504	$2,344,329	$1,570,782	$1,668,506	$2,068,172

aTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

bRatios are annualized for periods less than one year.

cThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL HIGHLIGHTS

	Six Months Ended December 31, 2017	Year Ended June 30,
	(unaudited)	2017	2016	2015	2014	2013[a]
Class R6
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations – net investment income	0.003	0.001	—	—	—	—

Less distributions from net investment income.	(0.003)	(0.001)	—	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.29%	0.10%	—%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates[d]	0.47%	0.46%	0.47%	0.47%	0.46%	0.47%
Expenses net of waiver and payments by affiliates[d]	0.47%	0.40%	0.21%	0.09%	0.08%	0.13%
Net investment income	0.58%	0.10%	—%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$74,505	$68,704	$61,056	$58,571	$54,168	$5

aFor the period May 1, 2013 (effective date) to June 30, 2013.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dThe expense ratio includes the Fund’s share of the Portfolio’s allocated expenses.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Statement of Investments, December 31, 2017 (unaudited)

	Shares	Value

Management Investment Companies (Cost $2,362,320,650) 99.7%
[a] The U.S. Government Money Market Portfolio, 1.10%	2,362,320,650	$2,362,320,650
Other Assets, less Liabilities 0.3%		6,951,707

Net Assets 100.0%		$2,369,272,357

aThe rate shown is the annualized seven-day yield at period end.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Financial Statements

Statement of Assets and Liabilities

December 31, 2017 (unaudited)

Assets:
Investment in affiliated Portfolio, at value and cost	$2,362,320,650

Receivables:
Capital shares sold	15,118,201
Total assets	2,377,438,851
Liabilities:
Payables:
Capital shares redeemed	7,126,300
Administrative fees	576,463
Transfer agent fees	321,509
Trustees’ fees and expenses	865
Distributions to shareholders	63,678
Accrued expenses and other liabilities	77,679
Total liabilities	8,166,494
Net assets, at value	$2,369,272,357
Net assets consist of:
Paid-in capital	$2,369,186,539
Undistributed net investment income	85,818
Net assets, at value	$2,369,272,357
Class A:
Net assets, at value	$2,294,767,346
Shares outstanding	2,294,768,097
Net asset value per share[a]	$1.00
Class R6:
Net assets, at value	$74,505,011
Shares outstanding	74,502,031
Net asset value per share	$1.00

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2017 (unaudited)

Investment income:
Dividends from affiliated Portfolio	$10,503,487

Expenses:
Administrative fees (Note 3a)	3,408,997
Transfer agent fees: (Note 3c)
Class A	1,000,904
Class R6	2,675
Reports to shareholders	56,662
Registration and filing fees	75,284
Professional fees	30,035
Trustees’ fees and expenses	21,476
Other	32,259
Total expenses	4,628,292
Net investment income	5,875,195
Net increase (decrease) in net assets resulting from operations	$5,875,195

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FRANKLIN U.S. GOVERNMENT MONEY FUND

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended December 31, 2017 (unaudited)	Year Ended June 30, 2017
Increase (decrease) in net assets:
Net investment income from operations	$ 5,875,195	$1,770,392
Distributions to shareholders from:
Net investment income:
Class A	(5,580,256)	(1,700,956)
Class R6	(209,121)	(69,436)
Total distributions to shareholders	(5,789,377)	(1,770,392)
Capital share transactions: (Note 2)
Class A	22,180,750	(71,824,750)
Class R6	5,797,791	7,648,128
Total capital share transactions	27,978,541	(64,176,622)
Net increase (decrease) in net assets.	28,064,359	(64,176,622)
Net assets (there is no undistributed net investment income at beginning or end of year):
Beginning of period	2,341,207,998	2,405,384,620
End of period	$2,369,272,357	$2,341,207,998
Undistributed net investment income included in net assets:
End of period	$ 85,818	$—

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FRANKLIN U.S. GOVERNMENT MONEY FUND

Notes to Financial Statements (unaudited)

1.  Organization and Significant Accounting Policies

Franklin U.S. Government Money Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers two classes of shares: Class A and Class R6. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.

The Fund invests substantially all of its assets in The U.S. Government Money Market Portfolio (Portfolio), which is registered under the 1940 Act as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. GAAP. The accounting policies of the Portfolio, including the Portfolio’s security valuation policies, will directly affect the recorded value of the Fund’s investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The following summarizes the Fund’s significant accounting policies.

a.  Financial Instrument Valuation

The Fund holds Portfolio shares that are valued at the closing net asset value of the Portfolio. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. At December 31, 2017, the Fund owned 12.3% of the Portfolio.

b.  Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

c.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income received from the Portfolio and estimated expenses are accrued daily. Dividends from net investment income are normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Net investment income, excluding class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions by class are generally due to differences in class specific expenses.

d.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization and Significant Accounting Policies (continued)

e.  Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2017	Year Ended June 30, 2017
Class A Shares:
Shares sold	$ 796,337,343	$ 2,121,360,490
Shares issued in reinvestment of distributions	5,436,707	1,702,082
Shares redeemed	(779,593,300)	(2,194,887,322)

Net increase (decrease)	$ 22,180,750	$ (71,824,750)

Class R6 Shares:
Shares sold	$ 20,729,876	$ 46,959,289
Shares issued in reinvestment of distributions	2,253	514
Shares redeemed	(14,934,338)	(39,311,675)

Net increase (decrease)	$ 5,797,791	$ 7,648,128

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers, directors and/or trustees of the Portfolio and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.455%	Up to and including $100 million
0.330%	Over $100 million, up to and including $250 million
0.280%	In excess of $250 million

For the period ended December 31, 2017, the annualized effective administrative fee rate was 0.291% of the Fund’s average daily net assets.

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FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b.  Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

CDSC retained	$9,866

c.  Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Effective November 1, 2017, the fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. Prior to November 1, 2017, the fees were account based fees that varied based on fund or account type. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended December 31, 2017, the Fund paid transfer agent fees of $1,003,579, of which $674,997 was retained by Investor Services.

d.  Waivers and Expense Reimbursements

In efforts to prevent a negative yield, FT Services and Investor Services have voluntarily agreed to waive or limit their respective fees, assume as their own expense certain expenses otherwise payable by the Fund and if necessary, make a capital infusion into the Fund. These waivers, expense reimbursements and capital infusions are voluntary and may be modified or discontinued by FT Services or Investor Services at any time, and without further notice. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end. There is no guarantee that the Fund will be able to avoid a negative yield. There were no expenses waived during the period ended December 31, 2017.

e.  Other Affiliated Transactions

At December 31, 2017, an interested board member owned 24.3% of the Fund’s outstanding shares.

4.  Income Taxes

At December 31, 2017, the cost of investments for book and income tax purposes was the same.

5.  Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

franklintempleton.com	Semiannual Report	15

FRANKLIN U.S. GOVERNMENT MONEY FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

5.   Fair Value Measurements (continued)

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs.

6.   Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

16	Semiannual Report	franklintempleton.com

FRANKLIN U.S. GOVERNMENT MONEY FUND

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017

(UNAUDITED)

A Special Meeting of Shareholders of Franklin U.S. Government Money Fund was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017. The purpose of the meeting was to elect Trustees of Franklin U.S. Government Money Fund and to vote to approve an amended fundamental investment restriction regarding investments in commodities for the Fund. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of Franklin U.S. Government Money Fund: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson and John B. Wilson and (ii) the proposal to approve the amended fundamental investment restriction regarding investments in commodities was approved by shareholders. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.      To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	1,804,149,197	46,741,834
Terrence J. Checki	1,804,281,659	46,609,372
Mary C. Choksi	1,804,809,799	46,081,232
Edith E. Holiday	1,804,820,498	46,070,532
Gregory E. Johnson	1,805,180,731	45,710,300
Rupert H. Johnson, Jr.	1,804,594,128	46,296,902
J. Michael Luttig	1,805,835,723	45,055,308
Larry D. Thompson	1,805,016,990	45,874,040
John B. Wilson	1,805,750,248	45,140,783

Total Trust Shares Outstanding*: 2,323,123,739

Proposal 2.      To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	1,351,719,693
Against	37,001,337
Abstain	38,336,596
Broker Non-Votes.	423,833,404
Total Fund Shares Voted	1,850,891,031
Total Fund Shares Outstanding*	2,323,123,739

* As of the record date.

franklintempleton.com	Semiannual Report	17

THE MONEY MARKET PORTFOLIOS

Financial Highlights

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2017	Year Ended June 30,
	(unaudited)	2017	2016	2015	2014	2013
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations:
Net investment income	0.005	0.003	0.001	—	—	—
Net realized and unrealized gains (losses)	—	—[a]	—[a]	—[a]	—[a]	—[a]

Total from investment operations	0.005	0.003	0.001	—[a]	—[a]	—[a]

Less distributions from net investment income.	(0.005)	(0.003)	(0.001)	—	—	—

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total return[b]	0.45%	0.35%	0.07%	—%	—%	—%

Ratios to average net assets[c]
Expenses before waiver and payments by affiliates	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%
Expenses net of waiver and payments by affiliates[d]	0.15%	0.15%	0.13%	0.09%	0.08%	0.13%
Net investment income	0.89%	0.35%	0.06%	—%	—%	—%

Supplemental data
Net assets, end of period (000’s)	$19,281,411	$21,564,546	$22,324,993	$27,390,400	$23,491,469	$18,744,530

aAmount rounds to less than $0.001 per share.

bTotal return is not annualized for periods less than one year.

cRatios are annualized for periods less than one year.

dBenefit of expense reduction rounds to less than 0.01%.

18	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Statement of Investments, December 31, 2017 (unaudited)

The U.S. Government Money Market Portfolio

	Principal Amount	Value
Investments 103.6%
U.S. Government and Agency Securities 81.4%
[a] FFCB, 1/04/18	$ 20,000,000	$ 19,997,917
[a] FHLB,
1/03/18	500,000,000	499,968,017
1/05/18	550,000,000	549,928,111
1/10/18	499,000,000	498,848,102
1/12/18	372,610,000	372,468,513
1/17/18	300,000,000	299,834,800
1/19/18	350,000,000	349,781,700
1/24/18	350,000,000	349,718,378
1/26/18	150,000,000	149,867,812
1/31/18	200,000,000	199,788,167
2/02/18	300,000,000	299,656,800
2/07/18	162,000,000	161,783,550
2/09/18	300,000,000	299,577,825
2/14/18	50,000,000	49,920,800
2/16/18	300,000,000	299,501,667
2/21/18	150,000,000	149,722,262
[a] FHLMC, 1/02/18	550,000,000	549,981,667
[a] FNMA,
1/02/18	816,128,000	816,100,778
1/03/18	1,084,907,000	1,084,858,434
1/09/18	10,000,000	9,997,244
1/10/18	263,924,000	263,842,818
1/17/18	136,800,000	136,724,608
1/24/18	222,500,000	222,322,561
[a] U.S. Treasury Bill,
1/02/18	400,000,000	399,988,222
1/04/18	306,545,000	306,517,609
1/11/18	525,000,000	524,838,437
1/18/18	649,750,000	649,414,142
1/25/18	599,750,000	599,303,184
2/01/18	721,100,000	720,417,922
2/15/18	200,000,000	199,722,500
2/22/18	400,000,000	399,355,778
3/01/18	500,000,000	499,058,458
3/08/18	600,000,000	598,677,250
5/03/18	150,000,000	149,359,500
5/10/18	450,000,000	447,903,750
5/17/18	300,000,000	298,458,667
5/24/18	300,000,000	298,313,792
5/31/18	300,000,000	298,206,250
6/07/18	300,000,000	298,102,917
6/14/18	300,000,000	298,004,667
6/21/18	300,000,000	297,891,000
6/28/18	180,570,000	179,207,696
U.S. Treasury Note,
0.75%, 2/28/18	100,000,000	99,928,959
0.875%, 3/31/18	500,000,000	499,441,720

Total U.S. Government and Agency Securities (Cost $15,696,304,951)		15,696,304,951

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THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio  (continued)

	Principal Amount	Value

Investments (continued)
[b] Repurchase Agreements 22.2%
Barclays Capital Inc., 1.33%, 1/02/18 (Maturity Value $38,005,616) Collateralized by U.S. Treasury Note, 1.25%, 3/31/19 (valued at $38,936,826)	$ 38,000,000	$ 38,000,000
Deutsche Bank Securities Inc., 1.40%, 1/02/18 (Maturity Value $43,006,689) Collateralized by U.S. Treasury Note, 2.625%, 11/15/20 (valued at $43,860,096)	43,000,000	43,000,000
Federal Reserve Bank of New York, 1.25%, 1/02/18 (Maturity Value $3,850,534,722) Collateralized by U.S. Treasury Bond, 3.875% - 5.50%, 8/15/28 - 8/15/40; and U.S. Treasury Note, 1.50% - 2.00%, 9/30/20 - 3/31/23 (valued at $3,850,534,838)	3,850,000,000	3,850,000,000
Goldman Sachs & Co., 1.25%, 1/02/18 (Maturity Value $125,017,361) Collateralized by U.S. Treasury Note, 1.75%, 12/31/20 (valued at $127,575,930)	125,000,000	125,000,000
HSBC Securities Inc., 1.37%, 1/02/18 (Maturity Value $225,034,250) Collateralized by U.S. Treasury Note, Index Linked, 0.125% - 1.125%, 1/15/21 - 1/15/22 (valued at $229,504,083)	225,000,000	225,000,000
Merrill Lynch, Pierce, Fenner & Smith Inc., 1.24%, 1/02/18 (Maturity Value $5,000,689) Collateralized by U.S. Treasury Note, 1.875%, 4/30/22 (valued at $5,108,150)	5,000,000	5,000,000

Total Repurchase Agreements (Cost $4,286,000,000)		4,286,000,000

Total Investments (Cost $19,982,304,951) 103.6%		19,982,304,951
Other Assets, less Liabilities (3.6)%		(700,893,515)

Net Assets 100.0%		$19,281,411,436

See Abbreviations on page 27.

aThe security was issued on a discount basis with no stated coupon rate.

bSee Note 1(b) regarding repurchase agreements.

20	Semiannual Report	| The accompanying notes are an integral part of these financial statements.	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

Financial Statements

Statement of Assets and Liabilities

December 31, 2017 (unaudited)

The U.S. Government Money Market Portfolio

Assets:
Investments in unaffiliated securities, at amortized cost	$15,696,304,951
Unaffiliated repurchase agreements, at value and cost	4,286,000,000
Cash	81,050
Receivables:
Interest	1,822,117
Total assets	19,984,208,118
Liabilities:
Payables:
Investment securities purchased	699,976,667
Management fees	2,592,863
Distributions to shareholders	16,455
Accrued expenses and other liabilities	210,697
Total liabilities	702,796,682
Net assets, at value	$19,281,411,436
Net assets consist of paid-in capital	$19,281,411,436
Shares outstanding	19,281,413,035
Net asset value per share	$1.00

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	21

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statement of Operations

for the six months ended December 31, 2017 (unaudited)

The U.S. Government Money Market Portfolio

Investment income:
Interest:
Unaffiliated issuers	$116,487,057
Expenses:
Management fees (Note 3a)	16,707,389
Custodian fees (Note 4)	101,648
Reports to shareholders	4,347
Professional fees	105,051
Other	93,573
Total expenses	17,012,008
Expense reductions (Note 4)	(94,551)
Net expenses	16,917,457
Net investment income	99,569,600
Net increase (decrease) in net assets resulting from operations	$99,569,600

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THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

The U.S. Government Money Market Portfolio

	Six Months Ended December 31, 2017 (unaudited)	Year Ended June 30, 2017
Increase (decrease) in net assets:
Operations:
Net investment income	$ 99,569,600	$70,439,005
Net realized gain (loss)	—	800
Net increase (decrease) in net assets resulting from operations	99,569,600	70,439,805
Distributions to shareholders from:
Net investment income	(99,574,319)	(70,439,005)
Capital share transactions (Note 2)	(2,283,130,102)	(760,447,580)
Net increase (decrease) in net assets	(2,283,134,821)	(760,446,780)
Net assets:
Beginning of period	21,564,546,257	22,324,993,037
End of period	$19,281,411,436	$21,564,546,257
Undistributed net investment income included in net assets:
End of period	$ —	$4,719

franklintempleton.com	The accompanying notes are an integral part of these financial statements. |	Semiannual Report	23

THE MONEY MARKET PORTFOLIOS

Notes to Financial Statements (unaudited)

The U.S. Government Money Market Portfolio

1.  Organization and Significant Accounting Policies

The Money Market Portfolios (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one portfolio, The U.S. Government Money Market Portfolio (Portfolio) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The shares of the Portfolio are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolio’s significant accounting policies.

a.  Financial Instrument Valuation

Securities are valued at amortized cost, which approximates fair value. Amortized cost is an income-based approach which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Under compliance policies and procedures approved by the Portfolio’s Board of Trustees (the Board), Franklin Templeton Services, LLC, an affiliate of the investment manager, has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Portfolio’s valuation policies and procedures, which are approved annually by the Board.

b.  Repurchase Agreements

The Portfolio enters into repurchase agreements, which are accounted for as a loan by the Portfolio to the seller, collateralized by securities which are delivered to the Portfolio’s custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102% (if the counterparty is a bank or broker-dealer) or 100% (if the counterparty is the Federal Reserve Bank of New York) of the dollar amount invested by the Portfolio, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are subject to the terms of Master Repurchase Agreements (MRAs) with approved counterparties (sellers). The MRAs contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase agreements. In the event of default by either the seller or the Portfolio, certain MRAs may permit the non-defaulting party to net and close-out all transactions, if any, traded under such agreements. The

Portfolio may sell securities it holds as collateral and apply the proceeds towards the repurchase price and any other amounts owed by the seller to the Portfolio in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All repurchase agreements held by the Portfolio at period end, as indicated in the Statement of Investments, had been entered into on December 29, 2017.

c.  Income Taxes

It is the Portfolio’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Portfolio intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Portfolio may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of December 31, 2017, the Portfolio has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Portfolio invests.

d.  Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax basis) and may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect

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THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

e.  Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f.  Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.

Additionally, in the normal course of business, the Trust, on behalf of the Portfolio, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2.  Shares of Beneficial Interest

At December 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Portfolio’s shares at $1.00 per share were as follows:

	Six Months Ended December 31, 2017	Year Ended June 30, 2017
Shares sold	$ 15,136,857,481	$ 34,473,692,804
Shares issued in reinvestment of distributions	99,564,797	70,429,295
Shares redeemed	(17,519,552,380)	(35,304,569,679)

Net increase (decrease)	$ (2,283,130,102)	$ (760,447,580)

3.  Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, directors, and/or trustees of Franklin Templeton U.S. Government Money Fund, Franklin U.S. Government Money Fund, Institutional Fiduciary Trust, and of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a.  Management Fees

The Portfolio pays an investment management fee to Advisers of 0.15% per year of the average daily net assets of the Portfolio.

b.  Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolio and is not paid by the Portfolio for the services.

franklintempleton.com	Semiannual Report	25

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

3. Transactions with Affiliates (continued)

c.  Other Affiliated Transactions

At December 31, 2017, the shares of the Portfolio were owned by the following investment companies:

	Shares	Percentage of Outstanding Shares
Institutional Fiduciary Trust — Money Market Portfolio	16,696,282,627	86.6%
Franklin U.S. Government Money Fund	2,362,320,650	12.2%
Franklin Templeton Money Fund Trust — Franklin Templeton U.S Government Money Fund	222,809,758	1.2%

	19,281,413,035	100.0%

4.  Expense Offset Arrangement

The Portfolio has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolio’s custodian expenses. During the period ended December 31, 2017, the custodian fees were reduced as noted in the Statement of Operations.

5.  Income Taxes

At December 31, 2017, the cost of investments for book and income tax purposes was the same.

6.  Fair Value Measurements

The Portfolio follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Portfolio’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Portfolio’s financial instruments and are summarized in the following fair value hierarchy:

•	Level 1 – quoted prices in active markets for identical financial instruments

•	Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities were valued using Level 2 inputs.

For movements between the levels within the fair value hierarchy, the Portfolio has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At December 31, 2017, all of the Portfolio’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

26	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The U.S. Government Money Market Portfolio (continued)

7.  Subsequent Events

The Portfolio has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association

franklintempleton.com	Semiannual Report	28

THE MONEY MARKET PORTFOLIOS

Special Meeting of Shareholders

MEETING OF SHAREHOLDERS: OCTOBER 30, 2017

(UNAUDITED)

A Special Meeting of Shareholders of The Money Market Portfolios was held at the offices of Franklin Templeton Investments, One Franklin Parkway, San Mateo, California on October 30, 2017. The purpose of the meeting was to elect Trustees of The Money Market Portfolios and to vote on the following proposals: to approve the use of a “manager of managers” structure whereby the Portfolio’s investment manager would be able to hire and replace subadvisers without shareholder approval and to approve an amended fundamental investment restriction regarding investments in commodities for the Portfolio. At the meeting, (i) the following persons were elected by the shareholders to serve as Trustees of The Money Market Portfolios: Harris J. Ashton, Terrence J. Checki, Mary C. Choksi, Edith E. Holiday, Gregory E. Johnson, Rupert H. Johnson, Jr., J. Michael Luttig, Larry D. Thompson and John B. Wilson and (ii) the proposals to use a “manager of managers” structure and to approve the amended fundamental investment restriction regarding investments in commodities were approved by shareholders. No other business was transacted at the meeting.

The results of the voting at the meeting are as follows:

Proposal 1.      To elect a Board of Trustees:

Name	For	Withheld
Harris J. Ashton	21,484,588,741	38,081,626
Terrence J. Checki	21,484,568,714	38,101,653
Mary C. Choksi	21,484,918,722	37,751,646
Edith E. Holiday	21,484,804,364	37,866,003
Gregory E. Johnson	21,485,205,042	37,465,325
Rupert H. Johnson, Jr	21,484,563,540	38,106,827
J. Michael Luttig	21,485,846,617	36,823,750
Larry D. Thompson	21,485,433,675	37,236,693
John B. Wilson	21,485,658,718	37,011,649

Total Trust Shares Outstanding*: 21,522,670,367

Proposal 2.	To approve the use of a “manager of managers” structure whereby the Portfolio’s investment manager would be able to hire and replace subadvisers without shareholder approval:

Shares
For	21,376,166,370
Against	60,793,991
Abstain	85,710,007
Broker Non-Votes	0
Total Portfolio Shares Voted	21,522,670,367
Total Portfolio Shares Outstanding*	21,522,670,367

* As of the record date.

29	Semiannual Report	franklintempleton.com

THE MONEY MARKET PORTFOLIOS

SPECIAL MEETING OF SHAREHOLDERS

Proposal 3.      To approve an amended fundamental investment restriction regarding investments in commodities:

Shares
For	21,375,122,925
Against	60,672,602
Abstain	86,874,840
Broker Non-Votes	0
Total Portfolio Shares Voted	21,522,670,367
Total Portfolio Shares Outstanding*	21,522,670,367

franklintempleton.com	Semiannual Report	29

FRANKLIN U.S. GOVERNMENT MONEY FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the US Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Fund files a complete consolidated statement of investments with the US Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

30	Semiannual Report	franklintempleton.com

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Semiannual Report and Shareholder Letter

Franklin U.S. Government Money Fund

Investment Manager

Franklin Advisers, Inc.

Distributor

Franklin Templeton Distributors, Inc.

(800) DIAL BEN® / 342-5236

franklintempleton.com

Shareholder Services

(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

© 2018 Franklin Templeton Investments. All rights reserved.	111 S 02/18

Item 2.	Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is “independent” as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.	Principal Accountant Fees and Services. N/A

Item 5.	Audit Committee of Listed Registrants. N/A

Item 6.	Schedule of Investments. N/A

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11.	Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12.	Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN U.S. GOVERNMENT MONEY FUND

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	February 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ MATTHEW T. HINKLE
Matthew T. Hinkle
Chief Executive Officer –
Finance and Administration
Date	February 26, 2018

By	/s/ GASTON GARDEY
Gaston Gardey
Chief Financial Officer and
Chief Accounting Officer
Date	February 26, 2018